Operating Expenses - Schedule of Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Expense [Abstract]
General and administrative expenses	$ 71,469	$ 53,295	$ 60,991
Research and development expenses	69,454	96,235	152,433
Total operating expenses	$ 140,923	$ 149,530	$ 213,425